Tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	$ 4,075	$ 3,305
Demerger of UK and Europe operations		(160)
Movement in income statement	770	1,118
Movement through other comprehensive income and equity		(15)
Other movements including foreign currency movements	13	(173)
Deferred tax assets at the end of the year	4,858	4,075
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(5,237)	(5,122)
Demerger of UK and Europe operations		1,351
Movement in income statement	(690)	(891)
Movement through other comprehensive income and equity	(102)	(694)
Other movements including foreign currency movements	(46)	119
Deferred tax liabilities at the end of the year	(6,075)	(5,237)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year		144
Movement in income statement		(16)
Other movements including foreign currency movements		(128)
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(877)	(1,104)
Demerger of UK and Europe operations		1,053
Movement in income statement	(78)	(231)
Movement through other comprehensive income and equity	(102)	(713)
Other movements including foreign currency movements	(6)	118
Deferred tax liabilities at the end of the year	(1,063)	(877)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	32	1
Movement in income statement	55	60
Other movements including foreign currency movements		(29)
Deferred tax assets at the end of the year	87	32
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,507)	(1,276)
Movement in income statement	(235)	(246)
Other movements including foreign currency movements	(23)	15
Deferred tax liabilities at the end of the year	(1,765)	(1,507)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	3,889	2,998
Demerger of UK and Europe operations		(160)
Movement in income statement	765	1,066
Movement through other comprehensive income and equity		(15)
Other movements including foreign currency movements	8
Deferred tax assets at the end of the year	4,662	3,889
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(2,853)	(2,742)
Demerger of UK and Europe operations		298
Movement in income statement	(377)	(414)
Movement through other comprehensive income and equity		19
Other movements including foreign currency movements	(17)	(14)
Deferred tax liabilities at the end of the year	(3,247)	(2,853)
Deferred tax assets expected to be recovered in line with the run off of the in-force book	$ 3,274
Expected recovery period for balances other than US insurance operations	5 years
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	$ 154	162
Movement in income statement	(50)	8
Other movements including foreign currency movements	5	(16)
Deferred tax assets at the end of the year	$ 109	$ 154